10. Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ 174,148	R$ 180,773
Accounts receivable, noncurrent	669,102	634,387
Total receivables from shareholders	843,250
Interest on capital payable to related parties	338,407	300,717
Other	8,694	1,367
Sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	122,522	118,441
Total receivables from shareholders	105,747	105,952
Allowance for losses
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	(33,820)	(35,114)
Reimbursement for benefits - monthly flow
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	22,926	22,968
Total receivables from shareholders	737,503	709,208
Reimbursement for benefits - GESP 2008
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	0	20,099
Accounts receivable, noncurrent	0	0
Reimbursement for benefits - GESP 2015
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	62,520	54,379
Accounts receivable, noncurrent	652,057	611,762
Agreement for the installment payment of sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, noncurrent	R$ 17,045	R$ 22,625